LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use rights [Member]
LAND USE RIGHTS, NET [Abstract]
Land use rights		386,909,459	386,909,459
Less: accumulated amortization		(27,824,516)	(21,160,244)
Land use rights, net	59,316,607	359,084,943	365,749,215
Amortization of land use rights	1,100,859	6,664,272	6,546,151	5,558,122
Estimated future amortization expense		6,663,252
Land use rights pledged		301,580,764
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum					50 years
Intangible asset, useful life, maximum					70 years